Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Continuing operations
Revenue	$ 43,638	$ 36,135	$ 28,567
Other income	247	662	432
Expenses excluding net finance costs	(28,036)	(24,515)	(24,091)
Profit/(loss) from equity accounted investments, related impairments and expenses	147	272	(2,104)
Profit from operations	15,996	12,554	2,804
Financial expenses	(1,567)	(1,560)	(1,150)
Financial income	322	143	137
Net finance costs	(1,245)	(1,417)	(1,013)
Profit before taxation	14,751	11,137	1,791
Income tax expense	(6,879)	(4,276)	(1,858)
Royalty-related taxation (net of income tax benefit)	(128)	(167)	(245)
Total taxation expense	(7,007)	(4,443)	(2,103)
Profit/(loss) after taxation from Continuing operations	7,744	6,694	(312)
Discontinued operations
Loss after taxation from Discontinued operations	(2,921)	(472)	(5,895)
Profit after taxation	4,823	6,222	(6,207)
Attributable to non-controlling interests	1,118	332	178
Attributable to BHP shareholders	$ 3,705	$ 5,890	$ (6,385)
Basic earnings/(loss) per ordinary share (cents)	$ 0.696	$ 1.107	$ (1.200)
Diluted earnings/(loss) per ordinary share (cents)	0.694	1.104	(1.200)
Basic earnings/(loss) from Continuing operations per ordinary share (cents)	1.250	1.198	(0.102)
Diluted earnings/(loss) from Continuing operations per ordinary share (cents)	$ 1.246	$ 1.195	$ (0.102)